Subsequent Event	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event

On November 29, 2013 the Company entered into a credit agreement (the “Credit Agreement”) with Coliseum Capital Management, LLC (“Coliseum”), 8028702 Canada Inc. and 424187 Alberta Ltd. (“Alberta Ltd.”) (collectively, the “Lenders”), pursuant to which the Lenders have provided $12,000 of loans.

Pursuant to the Credit Agreement, 424187 Alberta Ltd. (the “Agent”) acts as agent for the Lenders. The loans made under the credit facility bear interest at 12.5% per annum, payable monthly in arrears, on the 29th day of each month. If an event of default occurs under the Credit Agreement, the interest rate is increased by 2% for so long as the event of default remains. The Credit Agreement provides that an additional $20,500 may be advanced for a total maximum loan amount of $32,500. The Lenders have a right of first refusal in respect of any additional advances. If the Lenders do not exercise their right of first refusal, the Company is free to obtain loan advances from other lenders who agree to become party to the Credit Agreement. The loans outstanding at any time are subject to the requirement that the maximum amount outstanding cannot exceed 75% of the unrestricted cash of the Company plus 75% of the net consumer advances receivable of the Company not more than 90 days in arrears (the “Borrowing Base”). If the total amount outstanding under the loan at any time exceeds the Borrowing Base, the Company must repay to the Initial Lenders, on a pro rata basis, an amount which will result in the loans not being in excess of the Borrowing Base. Such payment must be made within 20 days of the month end in which the Borrowing Base was exceeded.
Loans made under the Credit Facility mature on November 29, 2016 (the “Maturity Date”) or on such earlier date as the principal amount of all loans owing from time to time plus accrued and unpaid interest and all other amounts due under the Credit Agreement may become payable under the Credit Agreement. The Company may repay the loans at any time subject to payment of a prepayment fee as follows:

(a)	If the prepayment is on or before November 29, 2014, the greater of (A) the interest that would accrue if the amount were to remain outstanding until November 29, 2014 and (B) 4% of the amount;

(b)	If the prepayment is after November 29, 2014 but on or prior to November 29, 2015, 3% of the amount; and
(c)    If the prepayment is after November 29, 2015, no fee.
The Company has agreed to designate the loans made under the Credit Agreement as priority lien debt and obtain the benefit of the security granted by the Company pursuant to the Collateral Trust and Intercreditor Agreement entered into in connection with the Company’s 11.5% senior secured notes.
The Company believes this Credit Agreement to be important in achieving the Company’s long-term strategic plans and will fund operations and growth in key business areas.

In addition to certain covenants relating to the payment of the loans and the authority of the Company to enter into the Credit Agreement, the Company has covenanted in favour of the Lenders:
(a)    to comply with the covenants granted to the holders of the 11.5% senior secured notes;
(b)    not to designate any additional debt under the Collateral Trust Agreement; and

(c)	to meet the following Adjusted EBITDA targets on a quarterly basis over the term of the Credit Agreement:

i)	$4,000 for the first 3 months of the 2014 fiscal year

ii)	$10,000 for the first 6 months of the 2014 fiscal year

iii)	$17,000 for the for the first 9 months of the 2014 fiscal year

iv)	$25,000 for the 2014 fiscal year

v)	$23,625 on a rolling four quarter basis at the end of the first quarter of fiscal year 2015

vi)	$26,250 on a rolling four quarter basis at the end of the second quarter of fiscal year 2015
Note 25 - Subsequent Event (continued)

vii)	$26,875 on a rolling four quarter basis at the end of the third quarter of fiscal year 2015

viii)	$27,500 for the 2015 fiscal year

ix)	$28,125 on a rolling four quarter basis at the end of the first quarter of fiscal year 2016

x)	$28,750 on a rolling four quarter basis at the end of the second quarter of fiscal year 2016

xi)	$29,375 on a rolling four quarter basis at the end of the third quarter of fiscal year 2016

xii)	$30,000 for the 2016 fiscal year

Under the credit agreement, Adjusted EBITDA means the net income (or loss) of the Company, on a consolidated basis, before interest expense, income tax expense, depreciation of property and equipment, and amortization of intangible assets and before the deduction or addition of extraordinary and/or non-recurring expenses as reported in the Borrower’s quarterly and annual Management’s Discussion and Analysis in the section entitled “EBITDA and Adjusted EBITDA reconciliation”.

In addition to the rights of the Lenders to demand payment and instruct the Agent to begin the process to realize on the security under the Collateral Trust and Intercreditor Agreement, upon the occurrence and during the continuance of an event of default, the Lenders have the right, but not the obligation, to appoint a financial advisor to review the affairs of the Company and to appoint a director to the Board.
424187 Alberta Ltd., which has committed to loan $2,000 of the initial $12,000 drawn, is controlled by the Company’s CEO and a director, Gordon Reykdal. Coliseum, which has committed to loan $5,000 of the initial $12,000 drawn, owns 17.8% of the common shares of the Company.